Dana Large Cap Equity Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS — 99.72% Shares Fair Value
Communications — 9.83%
Alphabet, Inc., Class A 11,269 $ 4,013,229
Meta Platforms, Inc., Class A 2,320 1,291,567
Walt Disney Co. (The) 14,474 1,392,254
6,697,050
Consumer Discretionary — 9.74%
Amazon.com, Inc.
(a)
10,704 2,906,993
Carnival Corp., Ltd. 30,962 861,053
PulteGroup, Inc. 7,420 938,407
Restaurant Brands International, Inc. 12,568 930,284
TJX Cos., Inc. (The) 6,380 1,003,829
6,640,566
Consumer Staples — 5.06%
J.M. Smucker Co. (The) 7,875 939,173
Philip Morris International, Inc. 4,460 851,057
Procter & Gamble Co. (The) 5,556 802,786
Sysco Corp. 10,046 856,321
3,449,337
Energy — 3.07%
Diamondback Energy, Inc. 5,413 1,098,568
Schlumberger Ltd. 20,050 994,280
2,092,848
Financials — 12.32%
Allstate Corp. (The) 4,681 1,236,158
American Express Co. 3,500 1,176,875
Bank of New York Mellon Corp. (The) 7,945 1,242,042
Interactive Brokers Group, Inc., Class A 11,805 1,038,722
JPMorgan Chase & Co. 3,561 1,252,724
Visa, Inc., Class A 3,471 1,270,837
Wells Fargo & Co. 13,626 1,177,968
8,395,326
Health Care — 9.33%
AbbVie, Inc. 4,723 1,185,190
Boston Scientific Corp.
(a)
27,007 1,262,037
Eli Lilly & Co. 1,016 1,167,221
IQVIA Holdings, Inc.
(a)
6,753 1,587,090
McKesson Corp. 1,347 1,153,288
6,354,826
Industrials — 8.17%
Amphenol Corp., Class A 8,736 1,403,875
Johnson Controls International plc 7,914 1,160,668
L3Harris Technologies, Inc. 3,300 914,298
Parker-Hannifin Corp. 1,270 1,240,193
Vertiv Holdings Co., Class A 3,509 847,669
5,566,703
Materials — 1.79%
Linde plc 2,553 1,221,304

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS — 99.72% - (continued) Shares Fair Value
Real Estate — 1.74%
American Tower Corp., Class A 6,840 $ 1,185,782
Technology — 36.55%
Analog Devices, Inc. 3,894 1,430,695
Apple, Inc. 15,850 4,896,224
Broadcom, Inc. 5,361 2,086,930
Cisco Systems, Inc. 12,200 1,415,078
Lam Research Corp. 4,818 1,411,770
Micron Technology, Inc. 1,278 1,051,832
Microsoft Corp. 8,300 3,857,176
NVIDIA Corp. 26,661 5,352,196
Oracle Corp. 7,335 952,596
ServiceNow, Inc.
(a)
12,740 1,417,070
Uber Technologies, Inc.
(a)
14,800 1,041,328
24,912,895
Utilities — 2.12%
CenterPoint Energy, Inc. 17,251 725,232
PPL Corp. 20,431 719,376
1,444,608
Total Common Stocks (Cost $39,896,442) 67,961,245
MONEY MARKET FUNDS — 0.30%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.59%
(b)
201,424 201,424
Total Money Market Funds (Cost $201,424) 201,424
Total Investments — 100.02% (Cost $40,097,866) 68,162,669
Liabilities in Excess of Other Assets — (0.02)% (14,565)
NET ASSETS — 100.00% $ 68,148,104
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.

Dana Epiphany Small Cap Equity Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS — 98.90% Shares Fair Value
Communications — 1.32%
Magnite , Inc.
(a)
24,532 $ 473,468
Consumer Discretionary — 10.47%
Acushnet Holdings Corp. 4,688 474,754
Adtalem Global Education, Inc.
(a)
4,564 569,815
Boot Barn Holdings, Inc.
(a)
3,643 542,771
Group 1 Automotive, Inc. 1,757 503,855
Kontoor Brands, Inc. 6,592 552,014
Life Time Group Holdings, Inc.
(a)
13,731 619,268
Modine Manufacturing Co.
(a)
2,407 483,951
3,746,428
Consumer Staples — 2.40%
Chefs' Warehouse, Inc. (The)
(a)
7,445 858,781
Energy — 6.06%
Chord Energy Corp. 5,251 737,136
SM Energy Co. 21,890 711,863
Weatherford International plc 8,193 719,263
2,168,262
Financials — 19.31%
Atlantic Union Bancshares Corp. 16,345 693,518
AXIS Capital Holdings Ltd. 6,063 638,555
Evercore, Inc., Class A 2,034 652,019
FB Financial Corp. 12,610 761,392
Pinnacle Financial Partners, Inc. 6,148 646,954
PJT Partners, Inc., Class A 4,297 723,228
Primerica, Inc. 2,255 721,510
SouthState Bank Corp. 6,368 669,213
Stifel Financial Corp. 8,540 708,051
Wintrust Financial Corp. 4,317 688,734
6,903,174
Health Care — 18.94%
Alkermes plc
(a)
10,303 504,744
Axsome Therapeutics, Inc.
(a)
3,424 746,398
Cytokinetics, Inc.
(a)
6,631 511,449
Denali Therapeutics, Inc.
(a)
21,209 488,231
Ensign Group, Inc. (The) 4,716 840,202
Ionis Pharmaceuticals, Inc.
(a)
7,165 370,932
LivaNova PLC
(a)
10,368 830,892
Madrigal Pharmaceuticals, Inc.
(a)
1,011 472,461
TG Therapeutics, Inc.
(a)
11,046 574,723
TransMedics Group, Inc.
(a)
6,948 531,591
Viking Therapeutics, Inc.
(a)
11,887 377,293
Zymeworks , Inc.
(a)
23,837 522,984
6,771,900
Industrials — 14.53%
AAR Corp.
(a)
4,494 629,340
Advanced Energy Industries, Inc. 1,844 533,875

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS — 98.90% - (continued) Shares Fair Value
Industrials — 14.53% - (continued)
Applied Industrial Technologies, Inc. 2,144 $ 740,130
Clean Harbors, Inc.
(a)
2,172 679,575
Enpro , Inc. 1,662 521,735
MYR Group, Inc.
(a)
1,300 433,186
Powell Industries, Inc. 2,168 452,418
SkyWest, Inc.
(a)
5,839 624,598
SPX Technologies, Inc.
(a)
2,648 581,554
5,196,411
Materials — 4.13%
Avient Corp. 13,912 505,284
Eagle Materials, Inc. 2,135 437,547
Element Solutions, Inc. 14,554 534,568
1,477,399
Real Estate — 5.66%
Agree Realty Corp. 8,767 682,073
STAG Industrial, Inc. 16,384 626,852
Tanger Factory Outlet Centers, Inc. 17,655 717,852
2,026,777
Technology — 13.20%
Agilysys, Inc.
(a)
6,944 730,231
Braze Inc, Class A
(a)
29,668 739,326
DigitalOcean Holdings, Inc.
(a)
4,679 549,783
DoubleVerify Holdings, Inc.
(a)
43,001 483,761
Fabrinet
(a)
1,192 519,009
JFrog Ltd.
(a)
8,157 650,847
PDF Solutions, Inc.
(a)
11,401 525,472
Ultra Clean Holdings, Inc.
(a)
6,267 522,104
4,720,533
Utilities — 2.88%
Chesapeake Utilities Corp. 4,344 576,797
Clearway Energy, Inc., Class C 14,339 454,976
1,031,773
Total Common Stocks (Cost $26,287,478) 35,374,906
MONEY MARKET FUNDS — 1.16%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.59%
(b)
415,951 415,951
Total Money Market Funds (Cost $415,951) 415,951
Total Investments — 100.06% (Cost $26,703,429) 35,790,857
Liabilities in Excess of Other Assets — (0.06)% (22,164)
NET ASSETS — 100.00% $ 35,768,693
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.

Dana Epiphany Equity Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS — 99.06% Shares Fair Value
Communications — 9.82%
Alphabet, Inc., Class A 11,400 $ 4,059,881
Alphabet, Inc., Class C 1,200 427,980
AT&T, Inc. 42,474 987,521
Meta Platforms, Inc., Class A 2,415 1,344,455
Warner Music Group Corp., Class A 32,500 843,700
7,663,537
Consumer Discretionary — 10.18%
Amazon.com, Inc.
(a)
9,995 2,714,442
Autoliv, Inc. 9,200 1,133,164
Exagen , Inc. 4,900 1,148,217
General Motors Co. 10,940 972,128
Tapestry, Inc. 7,822 1,191,838
Toll Brothers, Inc. 5,403 788,244
7,948,033
Consumer Staples — 4.66%
Kimberly-Clark Corp. 11,400 1,246,133
PepsiCo, Inc. 8,228 1,148,300
Sysco Corp. 14,561 1,241,180
3,635,613
Energy — 3.33%
Diamondback Energy, Inc. 6,900 1,400,355
Schlumberger Ltd. 24,200 1,200,078
2,600,433
Financials — 12.40%
Allstate Corp. (The) 5,800 1,531,665
American Express Co. 3,600 1,210,500
Bank of America Corp. 21,986 1,362,033
Bank of New York Mellon Corp. (The) 8,792 1,374,453
Charles Schwab Corp. (The) 13,868 1,459,468
JPMorgan Chase & Co. 3,806 1,338,913
Visa, Inc., Class A 3,840 1,405,939
9,682,971
Health Care — 8.71%
Cigna Group (The) 5,000 1,395,250
CVS Health Corp. 10,921 1,140,480
IQVIA Holdings, Inc.
(a)
7,800 1,833,156
Neurocrine Biosciences, Inc.
(a)
6,474 1,079,863
STERIS plc 5,900 1,347,560
6,796,309
Industrials — 9.39%
Amphenol Corp., Class A 7,776 1,249,603
Aramark 18,000 1,025,460
Delta Air Lines, Inc. 16,500 1,442,760
Howmet Aerospace, Inc. 4,757 1,342,711
Johnson Controls International plc 8,940 1,311,140

Dana Epiphany Equity Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS — 99.06% - (continued) Shares Fair Value
Industrials — 9.39% - (continued)
Vertiv Holdings Co., Class A 3,972 $ 959,516
7,331,190
Materials — 1.69%
CRH plc 13,900 1,320,639
Real Estate — 1.80%
American Tower Corp., Class A 8,106 1,405,256
Technology — 34.96%
Accenture plc, Class A 6,774 1,123,942
Apple, Inc. 17,600 5,436,816
Broadcom, Inc. 5,700 2,218,896
Cisco Systems, Inc. 15,335 1,778,707
Lam Research Corp. 5,686 1,666,112
Micron Technology, Inc. 852 701,222
Microsoft Corp. 8,900 4,136,008
NVIDIA Corp. 29,100 5,841,825
NXP Semiconductors N.V. 7,200 1,649,952
Oracle Corp. 9,100 1,181,817
ServiceNow, Inc.
(a)
14,000 1,557,220
27,292,517
Utilities — 2.12%
Portland General Electric Co. 16,337 805,904
PPL Corp. 24,000 845,040
1,650,944
Total Common Stocks (Cost $53,599,764) 77,327,442
MONEY MARKET FUNDS — 0.96%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.59%
(b)
747,525 747,525
Total Money Market Funds (Cost $747,525) 747,525
Total Investments — 100.02% (Cost $54,347,289) 78,074,967
Liabilities in Excess of Other Assets — (0.02)% (17,390)
NET ASSETS — 100.00% $ 78,057,577
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.